Taxes on Income - Taxes on Income Included in Income Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	$ 5,896	$ 5,094	$ 11,263
Total-Deferred	(5,440)	2,583	(3,866)
Actual tax expense	456	7,677	7,397
Israeli [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	578	(275)	(1,226)
Total-Deferred	(4,985)	3,110	(1,469)
Non-Israeli [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	5,318	5,369	12,489
Total-Deferred	$ (455)	$ (527)	$ (2,397)